Schedule II Valuation and Qualifying Accounts (Details) (Allowance for Trade Receivables [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for Trade Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 3,999		$ 3,427		$ 4,295
Additions Charged to Costs and Expenses	747		1,326		1,264
Additions Recorded During Acquisitions	0		0		0
Deductions	1,158	[1]	754	[1]	2,132	[1]
Balance at End of Period	$ 3,588		$ 3,999		$ 3,427

[1]	Accounts written off, net of recoveries.